Provisions and other liabilities - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	$ 13,105	$ 9,700
Provisions made during the year	3,999	5,920
Provisions used/paid during the year	(1,747)	(1,969)
Provisions reversed/expired during the year	(3,261)	(210)
Effect of movements in exchange rates	80	(336)
Provisions and other current liabilities, ending balance	12,176	13,105
Current provisions			$ 10,488	$ 9,243
Non-current provisions			1,688	3,862
Provisions and other current liabilities	13,105	13,105	12,176	13,105
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	191	248
Provisions made during the year	104	509
Provisions used/paid during the year	(289)	(560)
Provisions reversed/expired during the year	(2)	(2)
Effect of movements in exchange rates	4	(4)
Provisions and other current liabilities, ending balance	8	191
Current provisions			8	191
Non-current provisions			0	0
Provisions and other current liabilities	8	191	8	191
Warranty provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	9,052	5,199
Provisions made during the year	3,855	5,474
Provisions used/paid during the year	(1,458)	(1,409)
Provisions reversed/expired during the year	(967)	(208)
Effect of movements in exchange rates	(2)	(4)
Provisions and other current liabilities, ending balance	10,480	9,052
Current provisions			10,480	9,052
Non-current provisions			0	0
Provisions and other current liabilities	9,052	9,052	10,480	9,052
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	3,862	4,253
Provisions made during the year	40	(63)
Provisions used/paid during the year	0	0
Provisions reversed/expired during the year	(2,292)	0
Effect of movements in exchange rates	78	(328)
Provisions and other current liabilities, ending balance	1,688	3,862
Current provisions			0	0
Non-current provisions			1,688	3,862
Provisions and other current liabilities	$ 1,688	$ 3,862	$ 1,688	$ 3,862